ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
ACCOUNTING POLICIES
Principal Estimated Useful Lives Used for Computing Depreciation
Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Principal Estimated Useful Lives for Intangible Assets
Customer relationships	3 to 20 years
Software	2 to 10 years
Trademarks	10 to 20 years
Non-patent technology	5 to 20 years